RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The company’s related party transactions are recorded at the exchange amount. The company’s related party transactions are primarily with the partnership and Brookfield.
Brookfield has provided a $400 million committed unsecured revolving credit facility maturing in December 2024 and the draws bear interest at SOFR plus a margin. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield. Brookfield may from time to time place funds on deposit with the company which are repayable on demand including any interest accrued. There were nil funds placed on deposit with the company as at June 30, 2024 (December 31, 2023: nil). The interest expense on the Brookfield revolving credit facility and deposit for the three and six months ended June 30, 2024 totaled nil and nil, respectively (2023: nil and nil, respectively).
On March 26, 2024, as part of normal course organizational structuring initiatives of our group, the company transferred 100% of its interest in a portfolio of 5,900 MW of operating and under construction assets, with a 6,100 MW development pipeline in the U.S. to a subsidiary of Brookfield Renewable, for a nominal amount of consideration, to achieve the optimal holding structure for tax purposes. As a result of the disposition, the company derecognized $4.5 billion of total assets, $3.2 billion of total liabilities and $1.3 billion of non-controlling interest from the consolidated statements of financial position. This resulted in a loss on disposition of $63 million recognized within contributed surplus in the consolidated statements of changes in equity.
Brookfield Reinsurance
From time to time Brookfield Reinsurance and its related entities may participate in capital raises undertaken by the company. These financings are typically provided at the market rates and as at June 30, 2024, $14 million of non-recourse borrowings (December 31, 2023: $14 million) were due to Brookfield Reinsurance. As at June 30, 2024, the company had $186 million (December 31, 2023: $184 million) of borrowings from Brookfield Reinsurance classified as due to related party. Subsidiaries of Brookfield Reinsurance may from time to time decide to participate in the company’s equity offerings.
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Revenues
Power purchase and revenue agreements	$17	$(45)	$54	$20

Direct operating costs
Energy purchases	$(3)	$(3)	$(11)	$(10)
Energy marketing fee & other services	—	(3)	(1)	(6)
	$(3)	$(6)	$(12)	$(16)

Interest expense
Borrowings	$(17)	$(6)	$(34)	$(10)

Other
Interest income	$5	$3	$14	$5
Dividend income	$1	$3	$3	$4
Other related party services	$(2)	$(1)	$(3)	$(2)
Financial instrument gain	$—	$2	$2	$7

Management service agreement	$(22)	$(32)	$(43)	$(68)
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2024	December 31, 2023
Current assets
Due from related parties
Amounts due from	Brookfield	$37	$39
	The partnership	1,102	1,366
	Equity-accounted investments and other	13	22
		$1,152	$1,427

Non-current assets
Financial instrument asset	Brookfield	$86	$170

Due from related parties
Amounts due from	The partnership	$9	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$39	$26
	The partnership	393	238
	Equity-accounted investments and other	6	8
	Brookfield Reinsurance and associates	186	184
		$624	$456

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$75	$79
	The partnership	594	850
	Equity-accounted investments and other	8	1
		$677	$930

Non-recourse borrowings	Brookfield Reinsurance and associates	$14	$14